Condensed Balance Sheets (Parentheticals) (Q1) - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Preference stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference stock, shares authorized	5,000,000	5,000,000
Preference stock, shares issued
Preference stock, shares outstanding
Class A Ordinary Shares
Ordinary shares subject to possible redemption (in Dollars per share)	$ 34,500,000	$ 34,500,000
Ordinary shares subject to possible redemption, par value (in Dollars per share)	10.00	10.00
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	500,000,000	500,000,000
Ordinary stock, shares issued
Ordinary stock, shares outstanding
Class B Ordinary Shares
Ordinary stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary stock, shares authorized	50,000,000	50,000,000
Ordinary stock, shares issued	8,625,000	8,625,000
Ordinary stock, shares outstanding	8,625,000	8,625,000